Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
the following table sets forth information regarding the Company’s performance and the “compensation actually paid” (or CAP) to our NEOs, as calculated in accordance with SEC disclosure rules. The Compensation & Talent Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see the Compensation Discussion & Analysis section.

Pay Versus Performance Table

(a)	(b)1,3	(c)1,4	(d)2,3	(e)2,4	(f)5		(g)	(h)6

Year	Summary Compensation Table for PEO	CAP to PEO	Average Summary Compensation Table for Non-PEO NEOs	Average CAP to Non-PEO NEOs	Value of Initial Fixed $100 Investment based on:		GAAP Net Income ($M)	Adjusted EBITDA ($M)
					ODP TSR	Peer Group TSR

2022	$10,523,743	$18,007,970	$2,771,219	$2,325,768	$175	$152	$166	$436

2021	$10,981,650	$20,717,104	$2,681,894	$4,153,001	$150	$173	-$208	$476

2020	$ 9,860,654	$20,767,397	$2,777,657	$4,115,442	$110	$122	-$319	$514

(1)	Columns (b) and (c) reflect Mr. Smith, who served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021 and 2020.

(2)	Columns (d) and (e) reflect other NEOs for the applicable years as follows:
2022: A. Scaglione, S. Hlavinka, J. Gannfors, T. Leeper, and D. Bleisch
2021: A. Scaglione, J. Gannfors, T. Leeper, and D. Bleisch
2020 A. Scaglione, J. Gannfors, T. Leeper, and D. Bleisch

(3)
Column (b) represents the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Smith and column (d) represents the average of the total compensation reported in the Summary Compensation Table for the other NEOs listed in footnote 2 for each applicable year.

(4)
Columns (c) and (e) represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjus
tments for Mr. Smith and for the average of the other NEOs is set forth following the footnotes to this table.

(5)
Column (f) displays Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 28, 2019 and ending on the last fiscal day in 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
“Peer Group” represents the S&P 1500 Specialty Re
tai
l Index.

(6)
Column (h) reflects the company selected measure. Adjusted EBITDA is a non-GAAP
financial measure. We used Adjusted EBITDA as reported in our fourth quarter fiscal year 2022, 2021, and 2020 earnings press releases and adjusted them in accordance with the categories of excluded items as discussed on page
46
of th
e CD&
A.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Columns (b) and (c) reflect Mr. Smith, who served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021 and 2020.

(2)	Columns (d) and (e) reflect other NEOs for the applicable years as follows:
2022: A. Scaglione, S. Hlavinka, J. Gannfors, T. Leeper, and D. Bleisch
2021: A. Scaglione, J. Gannfors, T. Leeper, and D. Bleisch
2020 A. Scaglione, J. Gannfors, T. Leeper, and D. Bleisch

Peer Group Issuers, Footnote [Text Block]	Column (f) displays Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 28, 2019 and ending on the last fiscal day in 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
“Peer Group” represents the S&P 1500 Specialty Re
tai
	l Index.
PEO Total Compensation Amount	$ 10,523,743	$ 10,981,650	$ 9,860,654
PEO Actually Paid Compensation Amount	$ 18,007,970	20,717,104	20,767,397
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of CAP Adjustments

	2022				2021				2020
	PEO		Average Other NEOs		PEO		Average Other NEOs		PEO		Average Other NEOs

Summary Compensation Table (SCT) Total		$10,523,743		$2,771,219		$10,981,650		$2,681,894		$9,860,654		$2,777,657

Less Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	-$	7,500,000	-$	1,352,054	-$	7,500,000	-$	1,187,500	-$	7,500,000	-$	1,738,266

Plus Year-End Fair Value for Awards Granted During Year That Remain Unvested as of Last Day of Fiscal Year		$8,626,020		$1,226,650		$7,632,588		$1,208,471		$14,776,635		$2,776,733

Plus Change in Fair Value of Unvested Equity Awards from Last Day of Prior Year to Last Day of Fiscal Year		$4,366,182		$337,246		$4,738,637		$855,889		$4,427,539		$338,481

Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year		$1,992,025		$61,573		$4,864,228		$594,248	-$	797,431	-$	39,163

Less Fair Value of Awards Forfeited During Fiscal Year		$0	-$	718,866		$0		$0		$0		$0

Compensation Actually Paid (CAP)		$18,007,970		$2,325,768		$20,717,104		$4,153,001		$20,767,397		$4,115,442
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
Categories
with no values are excluded from the table above, which include: Vesting Date Fair Value of Equity Awards Granted During the Year that Vested During the Year, Value of Dividends or Other Earnings on Stock or Option Awards, and Pension Service Cost.

Non-PEO NEO Average Total Compensation Amount	$ 2,771,219	2,681,894	2,777,657
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,325,768	4,153,001	4,115,442
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of CAP Adjustments

	2022				2021				2020
	PEO		Average Other NEOs		PEO		Average Other NEOs		PEO		Average Other NEOs

Summary Compensation Table (SCT) Total		$10,523,743		$2,771,219		$10,981,650		$2,681,894		$9,860,654		$2,777,657

Less Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	-$	7,500,000	-$	1,352,054	-$	7,500,000	-$	1,187,500	-$	7,500,000	-$	1,738,266

Plus Year-End Fair Value for Awards Granted During Year That Remain Unvested as of Last Day of Fiscal Year		$8,626,020		$1,226,650		$7,632,588		$1,208,471		$14,776,635		$2,776,733

Plus Change in Fair Value of Unvested Equity Awards from Last Day of Prior Year to Last Day of Fiscal Year		$4,366,182		$337,246		$4,738,637		$855,889		$4,427,539		$338,481

Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year		$1,992,025		$61,573		$4,864,228		$594,248	-$	797,431	-$	39,163

Less Fair Value of Awards Forfeited During Fiscal Year		$0	-$	718,866		$0		$0		$0		$0

Compensation Actually Paid (CAP)		$18,007,970		$2,325,768		$20,717,104		$4,153,001		$20,767,397		$4,115,442
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
Categories
with no values are excluded from the table above, which include: Vesting Date Fair Value of Equity Awards Granted During the Year that Vested During the Year, Value of Dividends or Other Earnings on Stock or Option Awards, and Pension Service Cost.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and CAP
The following table lists the performance measures that, in our assessment, represent the most important performance measures we used to link compensation actually paid to our Named Executive Officers, for fiscal year 2022, to Company performance.

Tabular List of Performance Measures

Adjusted EBITDA	Net Sales	Relative TSR

Total Shareholder Return Amount	$ 175	150	110
Peer Group Total Shareholder Return Amount	152	173	122
Net Income (Loss)	$ 166,000,000	$ (208,000,000)	$ (319,000,000)
Company Selected Measure Amount	436	476	514
PEO Name	Mr. Smith
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Column (h) reflects the company selected measure. Adjusted EBITDA is a non-GAAP
financial measure. We used Adjusted EBITDA as reported in our fourth quarter fiscal year 2022, 2021, and 2020 earnings press releases and adjusted them in accordance with the categories of excluded items as discussed on page
46
of th
e CD&
	A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Stock Award Value Option Award Value Reported in SCT for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,500,000)	$ (7,500,000)	$ (7,500,000)
PEO [Member] | YearEnd Fair Value for Awards Granted During Year That Remain Unvested as of Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,626,020	7,632,588	14,776,635
PEO [Member] | Change in Fair Value of Unvested Equity Awards from Last Day of Prior Year to Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,366,182	4,738,637	4,427,539
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,992,025	4,864,228	(797,431)
PEO [Member] | Fair Value of Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Award Value Option Award Value Reported in SCT for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,352,054)	(1,187,500)	(1,738,266)
Non-PEO NEO [Member] | YearEnd Fair Value for Awards Granted During Year That Remain Unvested as of Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,226,650	1,208,471	2,776,733
Non-PEO NEO [Member] | Change in Fair Value of Unvested Equity Awards from Last Day of Prior Year to Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	337,246	855,889	338,481
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	61,573	594,248	(39,163)
Non-PEO NEO [Member] | Fair Value of Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (718,866)	$ 0	$ 0